Label	Element	Value
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000832705_SupplementTextBlock	Morgan Stanley June 30, 2017 Supplement SUPPLEMENT DATED JUNE 30, 2017 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF Morgan Stanley California Tax-Free Daily Income Trust, dated May 1, 2017 (the "Fund")
Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Fund's Adviser, Morgan Stanley Investment Management Inc., has agreed to waive the Fund's advisory fee to the extent that such fee on an annualized basis exceeds 0.30% of the average daily net assets of the Fund, effective July 1, 2017. This fee waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.